Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Policy Acquisition Costs	Deferred Policy Acquisition Costs
DAC represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such DAC generally include agent or broker commissions and bonuses, and medical fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts. Commissions that are not deferred to DAC are recorded in Non-deferrable insurance commissions in the Consolidated Statements of Income.
We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities, including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products were generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products were set when a policy was issued and did not change with changes in actual experience, unless a loss recognition event occurred. These “locked-in” assumptions included mortality, morbidity, persistency, maintenance expenses and investment returns, and included margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurred when there was a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determined a loss recognition event had occurred, we first reduced any DAC related to that block of business through amortization of acquisition expense, and after DAC was depleted, we recorded additional liabilities through a charge to Policyholder benefits. Groupings for loss recognition testing were consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We performed separate loss recognition tests for traditional life products, payout annuities and long-term care products. Our policy was to perform loss recognition testing net of reinsurance. Once loss recognition had been recorded for a block of business, the old assumption set was replaced, and the assumption set used for the loss recognition would then be subject to the lock-in principle.
Investment-oriented contracts: Certain policy acquisition costs and policy issuance costs related to investment-oriented contracts, for example universal life, variable and fixed annuities, and fixed index annuities, were deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs were affected by a number of factors, including levels of current and expected interest rates, net investment income and spreads, net realized gains and losses, fees, surrender rates, mortality experience, policyholder behavior experience and equity market returns and volatility. In each reporting period, current period amortization expense was adjusted to reflect actual gross profits. If the assumptions used for estimating gross profit changed significantly, DAC was recalculated using the new assumptions, including actuarial assumptions such as mortality, lapse, benefit utilization, and premium persistency, and any resulting adjustment was included in income. If the new assumptions indicated that future EGPs were higher than previously estimated, DAC was increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs were lower than previously estimated, DAC was decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC was grouped consistent with the manner in which the insurance contracts were acquired, serviced and measured for profitability and was reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.
To estimate future EGPs for variable life and annuity products, a long-term annual asset growth assumption was applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets was partially mitigated through the use of a “reversion to the mean” methodology for variable annuities, whereby short-term asset growth above or below long-term annual rate assumptions impacted the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allowed us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviated from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or rising above a certain rate (cap) for a sustained period, judgment was applied to revise or “unlock” the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.
Value of Business Acquired (“VOBA”) is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. VOBA was amortized, consistent with DAC, i.e., over the premium paying period or in relation to the EGPs.
Unrealized Appreciation (Depreciation) of Investments: DAC related to investment-oriented contracts was also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on EGPs, with related changes recognized through Other comprehensive income. The adjustment was made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities were in a net unrealized gain position at the balance sheet date, loss recognition testing assumptions were updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss was anticipated under this basis, any additional shortfall indicated by loss recognition tests was recognized as a reduction in Accumulated other comprehensive income. Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for Future policy benefits. The change in these adjustments, net of tax, was included with the change in net unrealized appreciation of investments that is credited or charged directly to Other comprehensive income.
Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
DAC for all contracts, except for those with limited to no exposure to policyholder behavior risk (i.e., certain investment contracts), is grouped and amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances, for those corresponding contracts, as applicable. Capitalized expenses are only included in DAC amortization as expenses are incurred. For amortization purposes, contracts are grouped into annual cohorts by issue year and product and to segregate reinsured and non-reinsured contracts. For life insurance contracts, amortization is based on insurance in-force, while policy counts are used for deferred annuity contracts and expected future benefits payments for structured settlements and pension risk transfer products. Changes in future assumptions (e.g., expected duration of contracts or amount of coverage expected to be in force) are applied by adjusting the amortization rate prospectively. The Company has elected to implicitly account for actual experience, whether favorable or unfavorable, in its amortization expense each period. DAC is capped at the amount of expenses capitalized as the DAC balance does not accrue interest. DAC is not subject to recoverability testing.
VOBA: VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. VOBA is amortized, consistent with DAC, i.e., over the life of the business on a constant level basis.
Internal Replacements of Long-duration and Investment-oriented Products: the accounting of internal replacements has generally not been impacted by the adoption of LDTI.
The following table presents the transition rollforward for deferred policy acquisition costs for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Pre-adoption December 31, 2020 DAC balance	$2,426	$560	$4,229	$26	$7,241
Adjustments for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	2,050	533	544	7	3,134
Post-adoption January 1, 2021 DAC balance	$4,476	$1,093	$4,773	$33	$10,375
Prior to the adoption of LDTI, DAC for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances were reducing DAC.
The following table presents the transition rollforward for value of business acquired for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Total
(in millions)
Pre-adoption December 31, 2020 VOBA balance	$3	$1	$118	$122
Adjustments for the removal of related balances in accumulated other comprehensive income originating from unrealized gains (losses)	—	—	3	3
Post-adoption January 1, 2021 VOBA balance	$3	$1	$121	$125
Prior to the adoption of LDTI, VOBA for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances was reducing VOBA.
The following table presents a rollforward of deferred policy acquisition costs related to long-duration contracts for the years ended December 31, 2022*, 2021*, and 2020:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Balance, beginning of year	$4,604	$1,078	$4,765	$38	$10,485
Capitalization	562	62	414	21	1,059
Amortization expense	(523)	(80)	(401)	(7)	(1,011)
Other, including foreign exchange	—	—	(60)	(1)	(61)
Balance, end of year	$4,643	$1,060	$4,718	$51	$10,472
Value of Business Acquired	3	1	87	—	91
Deferred policy acquisition costs and value of business acquired	$4,646	$1,061	$4,805	$51	$10,563

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Balance, beginning of year	$4,476	$1,093	$4,773	$33	$10,375
Capitalization	579	63	404	10	1,056
Amortization expense	(451)	(78)	(406)	(6)	(941)
Other, including foreign exchange	—	—	(6)	1	(5)
Balance, end of year	$4,604	$1,078	$4,765	$38	$10,485
Value of Business Acquired	3	1	109	—	113
Deferred policy acquisition costs and value of business acquired	$4,607	$1,079	$4,874	$38	$10,598

Year Ended December 31,	2020
(in millions)
Balance, beginning of year	$7,939
Impact of CECL adoption	15
Capitalizations	889
Amortization expense	(532)
Change related to unrealized appreciation (depreciation) of investments	(1,085)
Other, including foreign exchange	15
Balance, end of year	$7,241
*The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
The following table presents a rollforward of value of business acquired for the years ended December 31, 2022*, 2021* and 2020:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Total
(in millions)
Balance, beginning of year	$3	$1	$109	$113
Amortization expense	—	—	(9)	(9)
Other, including foreign exchange	—	—	(13)	(13)
Balance, end of year	$3	$1	$87	$91

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Total
(in millions)
Balance, beginning of year	$3	$1	$121	$125
Amortization expense	—	—	(10)	(10)
Other, including foreign exchange	—	—	(2)	(2)
Balance, end of year	$3	$1	$109	$113

Year Ended December 31,	2020
(in millions)
Balance, beginning of year	$130
Amortization expense	(11)
Change related to unrealized appreciation (depreciation) of investments	2
Other, including foreign exchange	1
Balance, end of year	$122
*The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
The amount of the unamortized balance of VOBA at December 31, 2022, expected to be amortized in 2023 through 2027 by year is: $12 million, $10 million, $10 million, $8 million and $6 million, respectively, with $45 million being amortized after five years.
DEFERRED SALES INDUCEMENTS
We offer deferred sales inducements (“DSI”) which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest and are higher than the contracts’ expected ongoing crediting rates for periods after the bonus period. DSI is reported in Other assets, while amortization related to DSI is recorded in Interest credited to policyholder account balances.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
DSI amounts were deferred and amortized over the life of the contract in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. DSI was adjusted for the effect on EGPs of unrealized gains and losses on available-for-sale securities, with related changes recognized through Other comprehensive income.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
DSI amounts are deferred and amortized on a constant level basis over the life of the contract consistent with DAC. Changes in future assumptions (e.g., expected duration of contracts) are applied by adjusting the amortization rate prospectively rather than through a retrospective catch up adjustment. The Company has elected to implicitly account for actual experience, whether favorable or unfavorable, in its amortization expense each period, consistent with DAC.
The following table presents the transition rollforward for deferred sales inducement assets for long-duration contracts:

(in millions)	Individual Retirement	Group Retirement	Total
Pre-adoption December 31, 2020 deferred sales inducement assets balance	$194	$91	$285
Adjustments for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	282	114	396
Post-adoption January 1, 2021 deferred sales inducement asset balance	$476	$205	$681
Prior to the adoption of LDTI, deferred sales inducements for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available-for-sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances was reducing DSI.
The following table presents a rollforward of deferred sales inducement assets related to long-duration contracts for the years ended December 31, 2022(a), 2021(a) and 2020:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Total
(in millions)
Balance, beginning of year	$428	$191	$619
Capitalization	9	—	9
Amortization expense	(56)	(14)	(70)
Balance, end of year	$381	$177	$558
Other reconciling items(b)			1,963
Other assets, including restricted cash			$2,521

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Total
(in millions)
Balance, beginning of year	$476	$205	$681
Capitalization	10	—	10
Amortization expense	(58)	(14)	(72)
Balance, end of year	$428	$191	$619
Other reconciling items(b)			2,995
Other assets, including restricted cash			$3,614

Years Ended December 31,
(in millions)	2020
Balance, beginning of year	$437
Capitalizations	11
Amortization expense	(64)
Change related to unrealized (appreciation) depreciation of investments	(99)
Balance, end of year	$285
(a) The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
(b) Other reconciling items include prepaid expenses, goodwill, intangible assets, and any similar items